LEASES -Summary of components of lease cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost:
Amortization of land use right	$ 3,300	$ 3,325	$ 3,333
Operating lease costs	1,078	1,094	1,108
Short-term lease costs	0	0	405
Total operating lease costs	$ 4,378	$ 4,419	$ 4,846